Skadden, Arps, Slate, Meagher & Flom llp
DIRECT DIAL 617-573-4836 DIRECT FAX 617-305-4836 EMAIL ADDRESS KENNETH.BURDON@SKADDEN.COM	500 Boylston Street Boston, Massachusetts 02116 ________ TEL: (617) 573-4800 FAX: (617) 573-4822 www.skadden.com

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March 22, 2017

VIA EDGAR Division of Investment Management U.S. Securities and Exchange Commission 100 F Street N.E. Washington, DC 20549

RE:	The GDL Fund (File No. 811-21969)

Preliminary Proxy Statement Filing on Schedule 14A

Ladies and Gentlemen:

On behalf of The GDL Fund (the “Fund”), we are enclosing herewith for filing, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”). The Preliminary Proxy Statement is being filed because the Fund is seeking, in Proposal 2, a vote of preferred shareholders to amend the statement of preferences for the preferred shares to extend the mandatory redemption date applicable to the preferred shares by two years and to add the existing mandatory redemption date as a date upon which the Fund will offer to redeem any and all of the preferred shares.

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U.S. Securities and Exchange Commission

March 22, 2017

Should you have any comments or concerns, please do not hesitate to contact me at (617) 573-4836 or Tom DeCapo at (617) 573-4814. Thank you for your consideration.

Best regards,

/s/ Kenneth E. Burdon

Kenneth E. Burdon